Description of Business (Details)	12 Months Ended
Dec. 31, 2025 Employee Location Country
Product Information [Line Items]
Number of employees | Employee	40,100
Number of locations in which company operates | Location	97
Number of countries in which company operates | Country	55
United States | Net Revenue | Geographic Concentration Risk
Product Information [Line Items]
Percentage of company revenue	30.60%
Europe | Net Revenue | Geographic Concentration Risk
Product Information [Line Items]
Percentage of company revenue	57.90%
Rest of World | Net Revenue | Geographic Concentration Risk
Product Information [Line Items]
Percentage of company revenue	11.50%